UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2024 to February 16, 2024

Commission File Number of issuing entity:  333-259741-02

Central Index Key Number of issuing entity:  0001912724

Morgan Stanley Capital I Trust 2022-L8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-259741

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4209789
38-4209790
38-7290300
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on March 4, 2024 (SEC Accession No. 0001888524-24-003074) (the “Original 10-D”). The purpose of this amendment is to revise Item 7 to the Original 10-D to reflect additional information provided to the Registrant by Starwood Mortgage Capital LLC after the filing date of the Original 10-D.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 16, 2024 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2022-L8.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC), Bank of Montreal, and Argentic Real Estate Finance LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2022-L8 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 19, 2024 to February 16, 2024.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 13, 2024. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 31, 2024. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Bank of Montreal filed its most recent Form ABS-15G on February 12, 2024. The CIK number for Bank of Montreal is 0000927971.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 5, 2024. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 4, 2024 under Commission File No. 333-259741-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 4, 2024 under Commission File No. 333-259741-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

On February 5, 2024, an affiliate of Starwood Mortgage Capital LLC (a sponsor of the securitization (the “Starwood Sponsor”)) sold $7,300,000 original principal amount of the Class F Certificates to an unaffiliated third party.  Immediately before such sale, a majority-owned affiliate of the Starwood Sponsor owned approximately 65.0% of all issued Class F Certificates that are not described in clause (a) below.  Immediately after such sale, a majority-owned affiliate of the Starwood Sponsor owned approximately 15.62% of all issued Class F Certificates that are not described in clause (a) below.  In addition, both before and after the sale described above, (a) wholly-owned affiliates of the Starwood Sponsor collectively owned approximately 4.130% of the Class A-1, Class A-2, Class A-3, Class A-SB, Class A-4, Class A-5, Class A-S, Class B, Class C, Class D, Class E, Class F, Class G, Class H-RR, Class X-A, Class X-D, Class X-F and Class X-G Certificates, which ownership is maintained pursuant to requirements of applicable law; (b) a majority-owned affiliate of the Starwood Sponsor owned approximately 65.0% of the securities set forth on Schedule A; and (c) a majority-owned affiliate of the Starwood Sponsor owned approximately 65.0% of the securities set forth on Schedule B, which ownership is maintained pursuant to requirements of applicable law.  For these purposes, “wholly-owned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by Starwood Property Trust, Inc. and “majority-owned affiliate” means a “majority owned affiliate” of the Starwood Sponsor within the meaning of Regulation AB.  The Starwood Sponsor is wholly-owned indirectly by Starwood Property Trust, Inc.

Schedule A
Class	Original Face Amount ($)

X-F	$9,609,600.00
X-G	$4,270,500.00
G	$4,270,500.00

Schedule B
Class	Original Face Amount ($)

H-RR	$21,356,169.00

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2022-L8, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	01/18/2024	$11,000.00
Current Distribution Date	02/16/2024	$6,000.00

REO Account
Prior Distribution Date	01/18/2024	$0.00
Current Distribution Date	02/16/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2022-L8, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	01/18/2024	$6,100.31
Current Distribution Date	02/16/2024	$78,049.92

Interest Reserve Account
Prior Distribution Date	01/18/2024	$0.00
Current Distribution Date	02/16/2024	$71,950.88

Gain-on-Sale Reserve Account
Prior Distribution Date	01/18/2024	$0.00
Current Distribution Date	02/16/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2022-L8, relating to the February 16, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 4, 2024 under Commission File No. 333-259741-02  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 4, 2024 under Commission File No. 333-259741-02  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: March 6, 2024